REVENUE DISAGGREGATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting [Abstract]
Co-op promotion incentives	$ 240,000	$ 91,000	$ 349,000	$ 264,000	$ 2,600,000	$ 2,300,000	$ 2,000,000
Reserve for sales returns	2,174,000		2,174,000		3,390,000	$ 900,000
Estimated costs of returns	$ 619,000		$ 619,000		$ 1,919,000